Share-based payment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of expenses on share-based payment plans

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Partner plan	(336)	(264)	(180)
Share-based plan	(482)	(473)	(418)
Total	(818)	(737)	(598)

Schedule of changes in share-based compensation plan

	01/01 to 12/31/2024	01/01 to 12/31/2023
	Quantity	Quantity
Opening balance	62,425,428	48,253,812
New	23,264,639	24,920,268
Delivered	(7,991,750)	(9,533,753)
Cancelled	(3,394,551)	(1,214,899)
Closing balance	74,303,766	62,425,428
Weighted average of remaining contractual life (years)	2.19	2.36
Market value weighted average (R$)	26.93	21.88

Schedule of change in share-based variable compensation

	01/01 to 12/31/2024	01/01 to 12/31/2023
	Quantity	Quantity
Opening balance	43,494,634	44,230,077
New	20,149,613	21,725,220
Delivered	(20,728,831)	(22,097,907)
Cancelled	(714,417)	(362,756)
Closing balance	42,200,999	43,494,634
Weighted average of remaining contractual life (years)	0.84	0.89
Market value weighted average (R$)	32.50	25.76